Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2019
Other non-current assets
Schedule of other non-current assets

	December 31,
	2019	2018	2017
	(Euro, in thousands)
Non-current restricted cash	€1,418	€1,276	€1,158
Financial assets held at fair value through profit or loss	11,275	6,000	1,754
Other non-current assets	1,399	643	549
Total other non-current assets	€14,091	€7,919	€3,461

Schedule of financial assets held at fair value through profit or loss

	December 31,
	2019	2018	2017
	(Euro, in thousands)
Costs at January 1	€4,818	€2,373	€2,750
Acquisitions of the year	—	4,736	—
Disposals of the year	(82)	(2,291)	(377)
Costs at December 31,	4,736	4,818	2,373
Fair value adjustment at January 1	1,182	(619)	(399)
Cancellation of fair value adjustment following disposal	2	598	55
Fair value adjustment of the year	5,355	1,203	(275)
Fair value adjustment at December 31,	6,539	1,182	(619)
Net book value at December 31,	€11,275	€6,000	€1,754